Intangible assets (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Other Intangible Assets Details
Cost	$ 5,951	$ 6,348
Less: accumulated amortization	(3,613)	(3,561)
Total	$ 2,338	$ 2,787